Loans Receivable (Details)	12 Months Ended
Dec. 31, 2020 loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of loans in forbearance, senior and mezzanine note	2
Loans in forbearance, repayment period from January 9, 2021 to December 9, 2021	12 months
D Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of days past due, classified as delinquent	90 days